ADMINISTRATIVE EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Administrative Expenses [Abstract]
Repair and maintenance		S/ 442,802	S/ 414,784	S/ 423,219
Publicity		336,203	304,119	300,401
Taxes and contributions		285,551	259,523	270,932
Rental		226,388	230,257	226,301
Consulting and professional fees		223,239	206,224	183,751
Transport and communications		176,623	176,273	188,444
Sundry supplies		54,742	49,935	45,878
Services by third-party and others	[1]	584,496	517,708	455,752
Total		S/ 2,330,044	S/ 2,158,823	S/ 2,094,678

[1]	The balance consists mainly of security and protection services, cleaning service, representation expenses, electricity and water utilities, insurance expenses, subscription expenses, BCP agent commission expenses.